Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Deferred tax assets(liability):
Start up cost	$ 323,116	$ 99,437
Valuation allowance	(323,116)	(99,437)
Deferred tax assets, net